RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES	NOTE 14 - RELATED PARTIES There were no material related party transactions in each of the years ended December 31, 2023 and 2022 that were outside of the Company’s normal course of business.